share-based compensation - Weighted average assumptions used (Details)	12 Months Ended
	Dec. 31, 2021 Y $ / shares	Dec. 31, 2021 Y $ / shares	Dec. 31, 2020 Y $ / shares
share-based compensation
Share option award fair value (per share option)	$ 0.93		$ 0.65
Risk free interest rate	0.79%	0.79%	0.95%
Expected lives(1) (years) | Y	4.25	4.25	4.25
Expected volatility	12.50%	12.50%	12.30%
Dividend yield	4.80%	4.80%	5.40%
TELUS Corporation share options | Maximum
share-based compensation
Exercise period	7 years	7 years	7 years
TELUS International (Cda) Inc. share options
share-based compensation
Share option award fair value (per share option)		$ 5.34
Risk free interest rate	0.73%	0.73%
Expected lives(1) (years)	6.5	6.5
Expected volatility	19.30%	19.30%
TELUS International (Cda) Inc. share options | Maximum
share-based compensation
Exercise period	10 years	10 years